OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL LIABILITIES [Abstract]
OTHER FINANCIAL LIABILITIES

NOTE 19 - OTHER FINANCIAL LIABILITIES

The composition of other financial liabilities is as follows:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Current
(a) Interest bearing loans	3,869,040	2,243,776
(b) Lease Liability	578,740	806,283
(c) Hedge derivatives	2,734	2,734
(d) Derivative non classified as hedge accounting	2,937	2,937
Total current	4,453,451	3,055,730

Non-current
(a) Interest bearing loans	3,566,804	5,489,078
(b) Lease Liability	2,381,898	2,314,723
Total non-current	5,948,702	7,803,801

(a) Interest bearing loans

Obligations with credit institutions and debt instruments:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Current
Loans to exporters	159,161	151,701
Bank loans	415,087	385,490
Guaranteed obligations (3)(4)(7)(8)(10)	75,593	388,492
Other guaranteed obligations (1)(5)	2,546,461	435,413
Subtotal bank loans	3,196,302	1,361,096

Obligation with the public	396,345	108,301
Financial leases (3)(4)(6)(7)(8)(9)	199,885	774,379
Other loans	76,508	-
Total current	3,869,040	2,243,776

Non-current
Bank loans	106,751	139,783
Guaranteed obligations (3)(4)(7)(8)(10)	434,942	930,364
Other guaranteed obligations (1)(5)	178,961	1,503,703

Subtotal bank loans	720,654	2,573,850

Obligation with the public	1,856,853	2,075,106
Financial leases (3)(4)(6)(7)(8)(9)	989,297	840,122
Total non-current	3,566,804	5,489,078
Total obligations with financial institutions	7,435,844	7,732,854

(1)	During March and April 2020, LATAM Airlines Group S.A. it drew down the entire (US$ 600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The financing expires on March 29, 2022. The line is guaranteed with collateral consisting of airplanes, engines and spare parts.

(2)	On May 26, 2020, LATAM Airlines Group S.A. and its subsidiaries in Chile, Peru, Colombia and Ecuador availed themselves, in court for the southern district of New York, to the protection of Chapter 11 of the bankruptcy law of the United States. Under Section 362 of the Bankruptcy Code. The same happened for TAM LINHAS AÉREAS S.A and certain subsidiaries (all LATAM subsidiary in Brazil), on July 9, 2020. Having filed for Chapter 11 automatically suspends most actions against LATAM and its subsidiaries, including most actions to collect financial obligations incurred before the date of receipt of Chapter 11 or to exercise control over the property of LATAM and its subsidiaries. Consequently, although the bankruptcy filing may have led to breaches of some of the obligations of LATAM and its subsidiaries, the counterparties cannot take any action as a result of said breaches.

At the end of the period, Chapter 11 retains most of the actions on the debtors so the repayment of the debt is not accelerated. The Group continues to present its financial information as of September 30, 2021, including its interest bearing loan and leases, in accordance with the originally agreed conditions, pending future agreements that it may reach with its creditors under Chapter 11. For those agreements that have already been modified or extinguished, the financial information has been properly presented according to the new contracts’ terms and conditions.

(3)	On June 24, 2020, the United States Court for the Southern District of New York approved the motion filed by the Company to reject certain aircraft lease contracts. Rejected contracts include, 17 aircraft financed under the EETC structure with an amount of MUS$ 844.1 and an aircraft financed with a financial lease with an amount of MUS$ 4.5.

(4)	On October 20, 2020, the United States Court for the Southern District of New York approved the motion presented by the Company to reject an aircraft lease contract financed as financial lease in the amount of MUS$ 34.3.

(5)	On September 29, 2020, LATAM Airlines Group S.A. entered into a MUS$ 2,450 Debtor-in-Possession financing (the “DIP Financing”), consisting of a MUS$ 1,300 Tranche A Facility and a MUS$ 1,150 Tranche C Facility, of which MUS$ 750 are committed by related parties. The obligations under the DIP Financing are secured by collateral consisting of certain assets of LATAM and certain of its subsidiaries, including, but not limited to, equity, certain engines and spare parts.

On October 8, 2020, LATAM made a partial withdrawal for MUS$ 1,150 from Tranche A and Tranche C, and then, on or around June 22, 2021, LATAM made an additional withdrawal for MUS$ 500 from Tranche A and Tranche C.

On October 18, 2021, LATAM Airlines Group S.A. obtained court approval for a Tranche B (“Tranche B”) of the Debtor-in-Possession (“DIP”) Financing for up to a total of US$ 750 million. The obligations of this Tranche B, like the previous tranches, are guaranteed with the same guarantees granted by LATAM and its subsidiaries subject to the Chapter 11 Procedure, without limitation, pledges on shares, certain engines and spare parts. The following turns of the DIP must be made to Tranche B until the proportion turned of the latter is equal to that of the previous tranches. Once this ratio is equal, spins are pro-rata.

On November 10, 2021, the company made a partial transfer for MUS$ 200 from Tranche B and later on December 28, 2021, LATAM made a new transfer for MUS$ 100. After these transfers, LATAM still It has MUS$1,250 of line available for future transfers.

The DIP has an expiration date of April 8, 2022, subject to a potential extension, at LATAM’s decision, for an additional 60 days in the event that LATAM’s reorganization plan has been confirmed by a United States Court order for the Southern District of New York, but the plan is not yet effective.

(6)	On March 31, 2021, the United States Court for the Southern District of New York approved and, subsequently, on April 13, 2021, issued an order approving the motion presented by the Company to extend certain leases of 3 aircraft.

(7)	On June 17, 2021, the United States Court for the Southern District of New York approved the motion presented by the Company to reject the lease of an aircraft financed under a financial lease in the amount of MUS $ 130.7.

(8)	On June 30, 2021, the United States Court for the Southern District of New York approved the motion filed by the Company to reject the lease contract for 3 aircraft financed under a financial lease in the amount of MUS $307.4.

(9)	On November 1, 2021, the United States Court for the Southern District of New York approved the motion filed by the Company to reject the lease contract for 1 engine financed under a financial lease in the amount of ThUS$19.5.

(10)	In the year ended December 31, 2021, the Company transferred its ownership in 5 special purpose vehicles and ceased to control 6 Special Purpose entities. As a result of the foregoing, the classification of the financial liabilities associated with 18 aircraft was changed from guaranteed obligations; 10 to financial leases and 8 to lease liabilities.

Balances by currency of interest bearing loans are as follows:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Currency
Brazilian real	338,953	300,659
Chilean peso (U.F.)	639,710	679,983
US Dollar	6,457,181	6,752,212
Total	7,435,844	7,732,854

Interest-bearing loans due in installments to December 31, 2021

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					Nominal values						Accounting values
						More than	More than	More than				More than	More than	More than
					Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
			Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.		Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
0-E		CITIBANK	U.S.A.	US$	114,000	-	-	-	-	114,000	123,366	-	-	-	-	123,366	At Expiration	2.96	2.96
76.645.030-K		ITAU	Chile	US$	20,000	-	-	-	-	20,000	22,742	-	-	-	-	22,742	At Expiration	4.20	4.20
0-E		HSBC	England	US$	12,000	-	-	-	-	12,000	13,053	-	-	-	-	13,053	At Expiration	4.15	4.15

Bank loans
97.023.000-9		CORPBANCA	Chile	UF	10,106	-	-	-	-	10,106	11,040	-	-	-	-	11,040	Quarterly	3.35	3.35
0-E		SANTANDER	Spain	US$	-	-	106,427	-	-	106,427	135	-	106,427	-	-	106,562	Quarterly	2.80	2.80
0-E		CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	64,293	-	-	-	-	64,293	At Expiration	3.10	3.10

Obligations with the public
97.030.000-7		BANCOESTADO	Chile	UF	-	159,679	-	-	343,218	502,897	49,584	159,679	-	-	355,114	564,377	At Expiration	4.81	4.81
0-E		BANK OF NEW YORK	U.S.A.	US$	-	-	700,000	800,000	-	1,500,000	187,082	-	698,450	803,289	-	1,688,821	At Expiration	7.16	6.94

Guaranteed obligations
0-E		BNP PARIBAS	U.S.A.	US$	16,079	12,412	34,958	37,891	97,135	198,475	17,926	12,412	34,044	37,466	96,379	198,227	Quarterly	1.48	1.48
0-E		MUFG	U.S.A.	US$	29,054	11,661	32,639	34,970	58,388	166,712	31,375	11,661	32,188	34,733	57,983	167,940	Quarterly	1.64	1.64
0-E		WILMINGTON TRUST COMPANY	U.S.A.	US$	-	2,209	24,703	32,327	85,119	144,358	-	2,209	24,703	32,327	85,119	144,358	Quarterly/Monthly	3.17	1.60
	-	SWAP Received aircraft	-	US$	10	-	-	-	-	10	10	-	-	-	-	10	Quarterly	-	-

Other guaranteed obligations
0-E		CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	274,403	-	-	-	-	274,403	At Expiration	1.82	1.82
0-E		MUFG	U.S.A.	US$	7,551	33,131	91,435	24,816	-	156,933	8,259	33,131	91,255	24,816	-	157,461	Quarterly	1.72	1.72
0-E		CITIBANK	U.S.A.	US$	-	600,000	-	-	-	600,000	95	600,000	-	-	-	600,095	At Expiration	2.00	2.00
0-E		BANK OF UTAH	U.S.A.	US$	-	1,644,876	-	-	-	1,644,876	-	1,630,390	-	-	-	1,630,390	At Expiration	22.71	12.97
0-E		EXIM BANK	U.S.A.	US$	-	-	-	25,876	37,014	62,890	183	-	-	25,876	37,014	63,073	Quarterly	1.84	1.84

Financial leases
0-E		CREDIT AGRICOLE	France	US$	682	1,370	-	-	-	2,052	694	1,370	-	-	-	2,064	Quarterly	3.68	3.23
0-E		CITIBANK	U.S.A.	US$	19,101	52,371	12,513	-	-	83,985	19,198	52,371	12,359	-	-	83,928	Quarterly	1.37	0.79
0-E		BNP PARIBAS	U.S.A.	US$	7,216	19,537	28,165	-	-	54,918	7,313	19,537	27,905	-	-	54,755	Quarterly	1.56	0.96
0-E		NATIXIS	France	US$	1,335	15,612	52,010	54,443	138,058	261,458	4,472	15,612	51,647	54,064	137,430	263,225	Quarterly	2.09	2.09
0-E		US BANK	U.S.A.	US$	16,601	50,373	135,201	17,492	-	219,667	17,755	50,373	127,721	17,188	-	213,037	Quarterly	4.03	2.84
0-E		PK AIRFINANCE	U.S.A.	US$	800	3,842	11,562	647	-	16,851	903	3,842	11,562	647	-	16,954	Quarterly	1.88	1.88
0-E		EXIM BANK	U.S.A.	US$	-	-	-	248,354	284,773	533,127	1,771	-	-	244,490	280,341	526,602	Quarterly	2.88	2.03

Others loans
0-E		Various (**)		US$	55,819	-	-	-	-	55,819	55,819	-	-	-	-	55,819	At Expiration	-	-
		Total			644,488	2,607,073	1,229,613	1,276,816	1,043,705	6,801,695	911,471	2,592,587	1,218,261	1,274,896	1,049,380	7,046,595

(*)	Note that the obligations are due to expire and contractual obligations, for not presenting any resolution of chapter 11.

(**)	Obligation to creditors for executed letters of creditresolution.

Interest -bearing loans due in installments to December 31, 2021

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

				Nominal values						Accounting values
				Up to	More than 90 days	More than one to	More than three to	More than	Total	Up to	More than 90 days	More than one to	More than three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.		Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	619	-	324	-	-	943	666	-	324	-	-	990	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	98,864	-	-	-	-	98,864	Monthly	4.33	4.33
0-E	Merril Lynch Credit Products LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	240,089	-	-	-	-	240,089	Monthly	3.95	3.95

Financial lease

0-E	NATIXIS	France	US$	433	2,482	2,872	11,539	-	17,326	637	2,481	2,872	11,539	-	17,529	Quarterly	2.74	2.74
0-E	GA Telessis LLC	U.S.A.	US$	320	1,147	2,695	2,850	3,987	10,999	409	1,147	2,695	2,850	3,987	11,088	Monthly	14.72	14.72

Others loans

0-E	DEUTCHEBANK (*)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	-	-	-	-	20,689	At Expiration	-	-

	Total			282,555	3,629	5,891	14,389	3,987	310,451	361,354	3,628	5,891	14,389	3,987	389,249

	Total consolidated			927,043	2,610,702	1,235,504	1,291,205	1,047,692	7,112,146	1,272,825	2,596,215	1,224,152	1,289,285	1,053,367	7,435,844

(*)	Obligation to creditors for executed letters of credit

Interest-bearing loans due in installments to December 31, 2020

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
				Up to	More than 90 days	More than one to	More than three to	More than	Total	Up to	More than 90 days	More than one to	More than three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	74,000	-	-	-	-	74,000	76,929	-	-	-	-	76,929	At Expiration	3.08	3.08
97.030.000-7	ESTADO	Chile	US$	40,000	-	-	-	-	40,000	41,542	-	-	-	-	41,542	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,000	-	-	-	-	20,000	20,685	-	-	-	-	20,685	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,545	-	-	-	-	12,545	At Expiration	4.15	4.15

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	11,255	-	-	-	-	11,255	11,665	-	-	-	-	11,665	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	139,459	-	-	139,459	3,300	-	139,459	-	-	142,759	Quarterly	2.80	2.80
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	67,868	-	-	-	67,868	1,985	67,237	-	-	-	69,222	At Expiration	3.10	3.10

Obligations with the public
97.030.000-7	ESTADO	Chile	UF	-	-	177,846	-	382,267	560,113	25,729	-	177,715	-	395,652	599,096	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	-	-	-	700,000	800,000	1,500,000	82,572	-	-	698,450	803,289	1,584,311	At Expiration	7.16	6.94
Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	31,039	43,655	91,002	97,621	210,956	474,273	40,931	47,668	87,767	96,513	209,612	482,491	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	42,740	34,150	77,693	81,244	35,302	271,129	50,001	34,150	75,808	80,316	34,969	275,244	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	6,329	11,606	19,935	-	-	37,870	7,952	12,522	19,588	-	-	40,062	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	30,590	24,080	67,730	72,881	187,132	382,413	39,516	24,080	67,014	72,494	186,283	389,387	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	130,000	-	-	-	-	130,000	131,662	-	-	-	-	131,662	At Expiration	1.73	1.73
-	SWAP Received aircraft	-	US$	10	-	-	-	-	10	10	-	-	-	-	10	Quarterly	-	-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	-	273,199	-	-	-	273,199	1,395	272,794	-	-	-	274,189	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	82,498	72,206	117,084	19,731	-	291,519	88,880	72,206	114,589	19,499	-	295,174	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	-	-	600,000	-	-	600,000	138	-	600,000	-	-	600,138	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	793,003	-	-	793,003	-	-	769,615	-	-	769,615	At Expiration	18.95	12.26
Financial leases

0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	6,017	-	-	-	-	6,017	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,875	2,034	2,052	-	-	17,961	13,922	2,034	2,052	-	-	18,008	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	77,994	58,993	113,186	43,778	18,841	312,792	78,860	58,993	109,086	42,558	18,619	308,116	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,938	-	-	-	-	1,938	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,834	2,326	791	-	-	17,951	14,909	2,326	788	-	-	18,023	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	112,987	99,975	230,416	98,028	-	541,406	114,994	99,975	219,624	96,556	-	531,149	Quarterly	2.43	1.74
97.036.000-K	SANTANDER	Chile	US$	21,456	17,626	26,165	-	-	65,247	21,550	17,626	25,840	-	-	65,016	Quarterly	1.30	0.76
0-E	RRPF ENGINE	England	US$	2,058	3,644	7,752	5,035	-	18,489	2,602	3,644	7,752	5,035	-	19,033	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,538	4,631	12,808	753	-	22,730	4,599	4,632	12,608	752	-	22,591	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,519	9,385	25,937	768	-	47,609	11,595	9,386	25,563	767	-	47,311	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	58,512	49,240	135,489	84,178	-	327,419	60,094	49,240	125,274	82,149	-	316,757	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	8,996	9,062	1,464	-	-	19,522	9,319	9,009	1,435	-	-	19,763	Monthly	1.98	1.98

	Total			815,121	783,680	2,639,812	1,204,017	1,634,498	7,077,128	977,836	787,522	2,581,577	1,195,089	1,648,424	7,190,448

Interest-bearing loans due in installments to December 31, 2020

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
				Up to	More than 90 days	More than one to	More than three to	More than	Total	Up to	More than 90 days	More than one to	More than three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Netherlands	US$	409	318	216	-	-	943	333	311	324	-	-	968	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	80,175	-	-	-	-	80,175	91,672	-	-	-	-	91,672	Monthly	4.34	4.34
0-E	BANCO DO BRASIL	Brazil	BRL	199,557	-	-	-	-	199,557	208,987	-	-	-	-	208,987	Monthly	3.95	3.95

Financial lease

0-E	NATIXIS	France	US$	30,253	-	51,007	-	-	81,260	31,308	-	51,007	-	-	82,315	Quarterly / Semiannual	4.09	4.09
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	2,342	797	1,620	-	-	4,759	2,439	797	1,620	-	-	4,856	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	144,120	-	-	-	-	144,120	141,094	-	-	-	-	141,094	Quarterly	3.07	3.01
0-E	GA Telessis LLC	U.S.A.	US$	486	950	2,623	2,772	5,430	12,261	486	991	2,623	2,772	5,642	12,514	Monthly	14.72	14.72

	Total			457,342	2,065	55,466	2,772	5,430	523,075	476,319	2,099	55,574	2,772	5,642	542,406

	Total consolidated			1,272,463	785,745	2,695,278	1,206,789	1,639,928	7,600,203	1,454,155	789,621	2,637,151	1,197,861	1,654,066	7,732,854

(b)	Lease Liability:

The movement of the lease liabilities corresponding to the years reported are as follow:

			Lease
			Liability
	Aircraft	Others	total
	ThUS$	ThUS$	ThUS$

Opening balance as January 1, 2019	2,737,809	120,240	2,858,049
New contracts	719,525	23,878	743,403
Renegotiations	(41,535)	12,208	(29,327)
Payments	(539,549)	(37,391)	(576,940)
Accrued interest	165,981	11,968	177,949
Exchange differences	-	1,614	1,614
Cumulative translation adjustment	-	(467)	(467)
Other increases (decreases)	-	(2,124)	(2,124)
Changes	304,422	9,686	314,108
Closing balance as of December 31, 2019	3,042,231	129,926	3,172,157
Opening balance as January 1, 2020	3,042,231	129,926	3,172,157
New contracts	-	543	543
Lease termination	(7,435)	(285)	(7,720)
Renegotiations	(35,049)	4,919	(30,130)
Payments	(131,427)	(36,689)	(168,116)
Accrued interest	158,253	9,348	167,601
Exchange differences	-	(7,967)	(7,967)
Cumulative translation adjustment	-	(38)	(38)
Other increases (decreases)	-	(5,324)	(5,324)
Changes	(15,658)	(35,493)	(51,151)
Closing balance as of December 31, 2020	3,026,573	94,433	3,121,006
Opening balance as January 1, 2021	3,026,573	94,433	3,121,006
New contracts	518,478	875	519,353
Lease termination	(724,193)	(5,300)	(729,493)
Renegotiations	101,486	5,717	107,203
Payments	(95,831)	(24,192)	(120,023)
Accrued interest	88,245	8,334	96,579
Exchange differences	-	3,356	3,356
Cumulative translation adjustment	-	(2,332)	(2,332)
Other increases (decreases)	(31,097)	(3,914)	(35,011)
Changes	(142,912)	(17,456)	(160,368)
Closing balance as of December 31, 2021	2,883,661	76,977	2,960,638

The company recognizes the interest payments related to the lease liabilities in the consolidated result under Financial expenses (See Note 27 (d)).

(c)	Hedge derivatives

	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Fair value of interest rate derivatives	2,734	2,734	-	-	2,734	2,734
Total hedge derivatives	2,734	2,734	-	-	2,734	2,734

(d) Derivatives that do not qualify for hedge accounting

					Total derivatives of
	Current liabilities		Non-current liabilities		no coverage
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Derivative of foreign currency not registered as hedge	2,937	2,937	-	-	2,937	2,937
Total derived not qualify as hedge accounting	2,937	2,937	-	-	2,937	2,937

The foreign currency derivatives correspond to options, forwards and swaps.

Hedging operation

The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

	As of December 31,	As of December 31,
	2021	2020
	ThUS$	ThUS$
Interest rate swaps (2)	(2,734)	(2,734)
Fuel options (3)	17,641	1,296

(1)	Hedge the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.

(2)	Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

The Company only has cash flow and fair value hedges (in the case of CCS). In the case of fuel hedges, the cash flows subject to such hedges will occur and will impact results in the next 12 months from the date of the consolidated statement of financial position, while in the case of hedges of interest rates, these they will occur and will impact results throughout the life of the associated loans, up to their maturity. In the case of currency hedges through a CCS, there is a group of hedging relationships, in which two types of hedge accounting are generated, one of cash flow for the US $ / UF component; and another of fair value, for the floating rate component US $. The other group of hedging relationships only generates cash flow hedge accounting for the US $ / UF component.

All hedging operations have been performed for highly probable transactions, except for fuel hedge. See Note 3.

Since none of the hedges resulted in the recognition of a non-financial asset, no portion of the result of derivatives recognized in equity was transferred to the initial value of that type of asset.

The amounts recognized in comprehensive income during the period and transferred from net equity to income are as follows:

	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Debit (credit) recognized in comprehensive income during the year	38,870	(105,776)	95,954
Debit (credit) transferred from net equity to income during the year	16,641	(13,016)	(30,074)

See note 25 (f) a) for reclassification to profit or loss for each hedging operation and Note 18 b) for deferred taxes related.